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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22015

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206 Durham, North Carolina	27707
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:   (919) 294-2000

Date of fiscal year end:         February 28, 2011

Date of reporting period:       November 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Schedule of Investments
November 30, 2010 (Unaudited)
Common Stocks — 99.0%	Shares	Value

Consumer Discretionary — 20.5%
Diversified Consumer Services — 0.9%
DeVry, Inc.	174	$7,472

Hotels, Restaurants & Leisure — 4.6%
Darden Restaurants, Inc.	389	19,042
Marriott International, Inc. - Class A	440	17,252
		36,294
Household Durables — 1.5%
Fortune Brands, Inc.	204	12,054

Internet & Catalog Retail — 2.0%
priceline.com, Inc. (a)	41	16,156

Media — 2.5%
John Wiley & Sons, Inc. - Class A	474	19,671

Multiline Retail — 2.0%
Kohl's Corp. (a)	282	15,910

Specialty Retail — 7.0%
AutoZone, Inc. (a)	41	10,636
CarMax, Inc. (a)	714	23,491
Ross Stores, Inc.	321	20,826
		54,953
Consumer Staples — 3.6%
Food Products — 1.3%
H.J. Heinz Co.	214	10,330

Personal Products — 2.3%
Avon Products, Inc.	632	18,050

Energy — 4.4%
Energy Equipment & Services — 2.2%
FMC Technologies, Inc. (a)	111	9,351
Helmerich & Payne, Inc.	175	7,938
		17,289
Oil, Gas & Consumable Fuels — 2.2%
Petrohawk Energy Corp. (a)	462	8,237
Williams Cos., Inc. (The)	417	9,512
		17,749

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 99.0% (Continued)	Shares	Value

Financials — 6.9%
Capital Markets — 3.5%
Invesco Ltd.	702	$15,261
TD Ameritrade Holding Corp.	724	12,120
		27,381
Insurance — 1.5%
Lincoln National Corp.	504	12,036

Real Estate Investment Trusts (REITs) — 1.9%
Digital Realty Trust, Inc.	286	15,021

Health Care — 14.1%
Biotechnology — 2.3%
United Therapeutics Corp. (a)	288	18,124

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	262	8,083
Universal Health Services, Inc. - Class B	367	15,091
		23,174
Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc. (a)	456	15,969
Life Technologies Corp. (a)	263	13,099
		29,068
Pharmaceuticals — 5.2%
Hospira, Inc. (a)	318	17,891
Medicis Pharmaceutical Corp.	236	6,219
Watson Pharmaceuticals, Inc. (a)	357	17,400
		41,510
Industrials — 15.3%
Aerospace & Defense — 3.3%
Esterline Technologies Corp. (a)	437	25,731

Machinery — 4.2%
Crane Co.	559	20,951
Flowserve Corp.	119	12,550
		33,501
Marine — 2.4%
Kirby Corp. (a)	423	18,895

Professional Services — 5.4%
IHS, Inc. - Class A (a)	243	17,574
Manpower, Inc.	445	25,062
		42,636

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 99.0% (Continued)	Shares	Value

Information Technology — 26.0%
Communications Equipment — 3.4%
Blue Coat Systems, Inc. (a)	405	$10,773
Plantronics, Inc.	443	15,846
		26,619
Computers & Peripherals — 2.7%
NetApp, Inc. (a)	253	12,885
Western Digital Corp. (a)	242	8,107
		20,992
Internet Software & Services — 1.9%
Equinix, Inc. (a)	199	15,442

IT Services — 3.1%
Paychex, Inc.	553	15,783
Teradata Corp. (a)	204	8,382
		24,165
Semiconductors & Semiconductor Equipment — 4.8%
Cree, Inc. (a)	316	20,597
Cypress Semiconductor Corp. (a)	1,134	17,770
		38,367
Software — 10.1%
Autodesk, Inc. (a)	505	17,821
Citrix Systems, Inc. (a)	139	9,232
Intuit, Inc. (a)	355	15,936
Nuance Communications, Inc. (a)	1,114	19,690
Parametric Technology Corp. (a)	798	17,093
		79,772
Materials — 7.3%
Chemicals — 2.9%
Eastman Chemical Co.	222	17,274
Ecolab, Inc.	113	5,403
		22,677
Containers & Packaging — 1.8%
Crown Holdings, Inc. (a)	197	6,113
Owens-Illinois, Inc. (a)	293	7,876
		13,989
Metals & Mining — 2.0%
Cliffs Natural Resources, Inc.	236	16,128

Paper & Forest Products — 0.6%
International Paper Co.	192	4,794

NCM Capital Mid-Cap Growth Fund
Schedule of Investments (Continued)
Common Stocks — 99.0% (Continued)	Shares	Value

Utilities — 0.9%
Electric Utilities — 0.9%
ITC Holdings Corp.	117	$7,084

Total Common Stocks (Cost $662,581)		$783,034

Money Market Funds — 3.1%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I,
0.05% (b) (Cost $24,564)	24,564	$24,564

Total Investments at Value — 102.1% (Cost $687,145)		$807,598

Liabilities in Excess of Other Assets — (2.1%)		(16,854)

Net Assets — 100.0%		$790,744

(a)	Non-income producing.
(b)	Rate shown is the 7-day effective yield at November 30, 2010.

See accompanying notes to Schedule of Investments.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments
November 30, 2010 (Unaudited)

1.	Securities Valuation

NCM Capital Mid-Cap Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are listed on a securities exchange are generally valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities for which market quotations are readily available are valued at the last quoted sales price, if available at the time of valuation, otherwise at the last quoted bid price.  Securities for which no current reliable market quotation is readily available are valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2010 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$783,034	$–	$–	$783,034
Money Market Funds	24,564	–	–	24,564
Total	$807,598	$–	$–	$807,598

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

NCM Capital Mid-Cap Growth Fund
Notes to Schedule of Investments (Continued)

During the quarter ended November 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of November 30, 2010.

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2010:

Tax cost of portfolio investments	$692,158

Gross unrealized appreciation	$132,120
Gross unrealized depreciation	(16,680)
Net unrealized appreciation	$115,440

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               NCM Capital Investment Trust

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President
Date	January 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Maceo K. Sloan
Maceo K. Sloan, President
Date	January 19, 2011

By (Signature and Title)*		/s/ Michael L. Lawrence
Michael L. Lawrence, Treasurer
Date	January 19, 2011

* Print the name and title of each signing officer under his or her signature.